Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	2022	2021
	S/(000)	S/(000)

Cash on hand	161	273
Cash at banks (b)	39,112	225,629
Short-term deposits (c)	42,500	47,500
	81,773	273,402

(b)	Cash at banks is denominated in local and foreign currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.